WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.9%
Education - 8.3%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Sciences Project, Refunding	5.000%	11/1/41	$4,500,000	$4,967,370
UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,579,113
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,855,557	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,042,163	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	3,109,250
Systemwide, Series C	4.000%	11/1/45	6,000,000	7,278,000
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,283,542	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	991,590	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,768,150
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	629,390

Total Education				33,504,125

Health Care - 11.3%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,461,500
California State Health Facilities Financing Authority Revenue:
Commonspirit Health, Series A, Refunding	4.000%	4/1/45	2,000,000	2,281,680
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,958,125
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,325,200
Providence St. Joseph Health, Series C	5.000%	10/1/25	6,750,000	8,220,825	(b)(c)
Stanford Hospital & Clinics, Series A	5.000%	8/15/51	10,000,000	10,745,800
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	615,950
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	825,203
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,091,100

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	$1,635,000	$1,712,957	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	3,135,297	(b)(c)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,467,115
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,720,563
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,619,960

Total Health Care				45,181,275

Housing - 2.4%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,128,860
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,685,955
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,118,570
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,113,200
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,030,527
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,499,854	(a)

Total Housing				9,576,966

Industrial Revenue - 21.1%
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	2,277,600
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	4,571,880
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,047,270	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,014,395	(a)(d)
Chula Vista, CA, IDR:
San Diego Gas & Electric Co., Series A	5.875%	2/15/34	5,610,000	5,630,869
San Diego Gas & Electric Co., Series C	5.875%	2/15/34	11,000,000	11,040,920
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,450,120
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	3,125,000	3,239,750

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2020 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	$375,000	$387,041
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,699,000
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,223,775
Natural Gas Purchase, Series A	5.500%	11/15/37	7,970,000	11,956,195
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,233,680	(b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	1,000,000	1,239,030	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,582,370
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,271,930
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	4,000,000	4,797,680

Total Industrial Revenue				84,663,505

Leasing - 6.8%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding Revenue	5.000%	5/1/39	5,500,000	6,104,615
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,201,680
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	7,026,480
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	2,057,825
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,434,351
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,495,180
Stockton, CA, Public Financing Authority, Refunding	5.000%	3/1/47	3,250,000	3,791,320

Total Leasing				27,111,451

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 6.5%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	$2,000,000	$2,598,140
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,243,920
Series A, Refunding	0.000%	8/1/36	2,000,000	1,184,860
Series A, Refunding	0.000%	8/1/37	1,000,000	562,330
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,949,104
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,689,210
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,277,800
Series I	0.000%	7/1/35	5,000,000	3,128,300
Series I	0.000%	7/1/36	6,500,000	3,881,020
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,544,505

Total Local General Obligation				26,059,189

Other - 2.2%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,015,930	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,025,860	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,693,360	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,052,362

Total Other				8,787,512

Power - 6.7%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,631,994
Series C, Refunding	5.000%	10/1/45	2,250,000	2,643,548
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	6,069,900
Series C	5.000%	7/1/42	5,000,000	6,202,100
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,546,820
Series A	5.000%	10/1/39	1,785,000	2,268,681

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2020 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Northern California Transmission Agency, California Oregon Project, Series A, Refunding	5.000%	5/1/39	$1,500,000	$1,797,615
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	700,000	525,000	*(e)
Series A	5.050%	7/1/42	170,000	127,500	*(e)
Series XX	5.250%	7/1/40	1,550,000	1,166,375	*(e)
Series ZZ, Refunding	5.250%	7/1/18	400,000	291,500	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,588,475

Total Power				26,859,508

Pre-Refunded/Escrowed to Maturity - 1.0%
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	50,000	53,235	(d)(g)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	1,690,000	1,836,219	(g)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	400,000	423,116	(g)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,187,500	1,333,610	(g)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	475,000	513,826	(g)

Total Pre-Refunded/Escrowed to Maturity				4,160,006

Special Tax Obligation - 8.2%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,933,820
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,176,080
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	403,558
CAB, Restructured, Series A-1	0.000%	7/1/46	510,000	153,082
CAB, Restructured, Series A-1	0.000%	7/1/51	4,400,000	954,668
Restructured, Series A-1	4.550%	7/1/40	110,000	119,199
Restructured, Series A-1	5.000%	7/1/58	945,000	1,042,307
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,272,062
Restructured, Series A-2A	4.550%	7/1/40	1,780,000	1,928,861

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$2,140,000	$2,272,616
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,646,300
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,799,610
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,250,000	3,264,300

Total Special Tax Obligation				32,966,463

State General Obligation - 1.5%
California State, GO:
Various Purpose	4.000%	3/1/46	1,000,000	1,202,990
Various Purpose, Refunding	4.000%	3/1/40	1,500,000	1,836,135
Various Purpose, Refunding	4.000%	11/1/45	2,500,000	2,834,225

Total State General Obligation				5,873,350

Transportation - 8.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,633,145
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.210%	4/1/24	500,000	507,505	(b)(c)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,305,510
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	3,000,000	3,571,290	(d)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,812,280	(d)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,250,000	4,041,017	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	750,000	904,770	(d)(h)
Series H, Refunding	5.000%	5/1/27	1,625,000	2,010,629	(d)(h)
Series H, Refunding	5.000%	5/1/28	1,250,000	1,577,275	(d)(h)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,296,030	(d)(h)

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2020 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	$200,000	$217,604
Senior Lien, Series A	5.750%	6/1/48	500,000	542,895
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	918,045	(d)
Series B	5.000%	7/1/27	530,000	663,051	(d)
Series C	5.000%	7/1/25	1,160,000	1,380,899	(d)
Series C	5.000%	7/1/26	215,000	263,173	(d)
Series C	5.000%	7/1/27	530,000	663,051	(d)

Total Transportation				33,308,169

Water & Sewer - 15.6%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	5,045,600
Contra Costa County, CA, Water District Revenue, Series R, Refunding	5.000%	10/1/43	2,000,000	2,233,980
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue:
Series A	5.000%	7/1/37	1,000,000	1,356,780
Series A	4.000%	7/1/38	1,000,000	1,249,850
Series D	5.000%	7/1/47	3,000,000	3,664,950
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,370,705
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	10,000,000	10,723,100
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,000,000	1,298,650
Refunding	5.000%	1/1/39	3,500,000	4,524,065
Mountain House Public Financing Authority, CA, Utility Systems Revenue:
Green Bond, Series A, BAM	4.000%	12/1/45	1,000,000	1,172,170
Green Bond, Series A, BAM	4.000%	12/1/50	3,000,000	3,495,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,000,000	2,080,000
Rancho, CA, Water District Financing Authority Revenue:
Series A, Refunding	4.000%	8/1/35	2,100,000	2,623,698

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Series A, Refunding	4.000%	8/1/36	$2,450,000	$3,044,884
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,282,100
Series A, Refunding	5.000%	8/1/37	3,350,000	4,283,712
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	3,000,000	3,741,630
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	2,000,000	2,475,040
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,736,976

Total Water & Sewer				62,403,640

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $365,296,707)				400,455,159

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Development - 0.3%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	1,200,000	1,200,000	(i)(j)

Housing - 0.3%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.120%	9/15/29	200,000	200,000	(d)(i)(j)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.120%	4/1/25	1,000,000	1,000,000	(d)(i)(j)

Total Housing				1,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,400,000)				2,400,000

TOTAL INVESTMENTS - 100.5% (Cost - $367,696,707)				402,855,159
Liabilities in Excess of Other Assets - (0.5)%				(2,110,003)

TOTAL NET ASSETS - 100.0%				$400,745,156

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2020 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of November 30, 2020.

(f)	The maturity principal is currently in default as of November 30, 2020.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2020 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$400,455,159	—	$400,455,159
Short-Term Investments†	—	2,400,000	—	2,400,000

Total Investments	—	$402,855,159	—	$402,855,159

†	See Schedule of Investments for additional detailed categorizations.

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